Future Minimum Annual Rentals (Detail) (USD $)	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable
2013	$ 127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011
Operating leases future minimum payments receivable	1,219,017,287
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Operating Leases, Future Minimum Payments Receivable
2013	127,666,617
2014	131,221,348
2015	131,725,358
2016	131,808,617
2017	130,086,336
Thereafter	566,509,011
Operating leases future minimum payments receivable	$ 1,219,017,287